REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Balances (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Contract assets recorded	$ 0	$ 0
Deferred revenue		20,000
Virtual currency
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 0	$ 0	$ 0